Prepayment for CIP Project (Tables)	12 Months Ended
Sep. 30, 2022
Prepayment for CIP Project [Abstract]
Schedule of future minimum capital expenditures
Years ending September 30,	Capital Expenditure on CIP
2023	$3,479,306
2024	9,988,066
Total	$13,467,372